Other Financial Liabilities - Summary of Secured Liabilities by Currency and Maturity (Detail) - Secured Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 395,987	$ 67,805
Non-current, Maturity	696,529	922,721
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	11,275	16,266
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	384,712	51,539
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	194,043	154,273
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	192,045	180,705
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	192,727	178,330
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,628	255,098
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 98,086	$ 154,315
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.31%	7.31%
Current, Maturity	$ 395,987	$ 67,805
Non-current, Maturity	696,529	922,721
Brazil | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	11,275	16,266
Brazil | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	384,712	51,539
Brazil | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	194,043	154,273
Brazil | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	192,045	180,705
Brazil | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	192,727	178,330
Brazil | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,628	255,098
Brazil | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 98,086	$ 154,315